Accrued Charter Revenue and Unearned Revenue	12 Months Ended
Dec. 31, 2012
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

10. Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:
(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2011 and 2012, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rates. As at December 31, 2011, the net accrued charter revenue totaling to $6,549 is comprised of $13,428, separately reflected in Current assets, $5,086 separately reflected in Non-current assets and $11,965 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying December 31, 2011 consolidated balance sheet. As at December 31, 2012, the net accrued charter revenue totaling to $288 is comprised of $5,100, separately reflected in Current assets, $13,422 separately reflected in Non-current assets, and $18,234 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying December 31, 2012 consolidated balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year is as follows:

Year ending December 31,	Amount
2013	3,507
2014	6,937
2015	(1,661)
2016	(6,898)
2017	(1,613)
2018	16
288

 (b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2011 and 2012, reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) the unamortized balance of the liability associated with the acquisition of vessels in 2007, with charter parties assumed at values below their fair market value at the date of delivery of the vessels.

	2011	2012
Hires collected in advance	4,903	4,002
Charter revenue resulting from varying charter rates	11,965	18,234
Unamortized balance of charters assumed	565	-
Total	17,433	22,236
Less current portion	(6,901)	(5,595)
Non-current portion	10,532	16,641